Note 5 - Exploration and Evaluation Assets - Change in Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Balance at the beginning of year	$ 56,815	$ 56,788
Mineral rights and property acquired	99	0
Mineral property option payment	306	501
Impairment of exploration and evaluation assets	(74)	(1,809)
Exploration and evaluation assets before reclamation estiamte and currency adjustment	57,146	55,480
Change in reclamation estimate	80	53
Foreign currency translation adjustments	(679)	1,282
Balance at the end of year	$ 56,547	$ 56,815